UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229

UBS Index Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
SCHEDULE OF INVESTMENTS—August 31, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—99.87%
Aerospace & Defense—2.23%
16,700	Boeing Co.	1,119,234
4,000	General Dynamics Corp.	458,360
2,800	Goodrich Corp.	128,296
17,100	Honeywell International, Inc.	654,588
2,500	L-3 Communications Holdings, Inc.	204,700
8,000	Lockheed Martin Corp.	497,920
7,000	Northrop Grumman Corp.	392,630
9,100	Raytheon Co.	356,902
3,400	Rockwell Collins, Inc.	163,642
20,400	United Technologies Corp.	1,020,000

		4,996,272

Air Freight & Couriers—0.95%
6,000	FedEx Corp.	488,640
1,500	Ryder System, Inc.	52,635
22,300	United Parcel Service, Inc., Class B	1,580,847

		2,122,122

Airlines—0.10%
16,000	Southwest Airlines Co.	213,120

Auto Components—0.17%
14,300	Delphi Automotive Systems Corp.	79,365
4,300	Goodyear Tire & Rubber Co.* (1)	72,240
3,900	Johnson Controls, Inc.	233,922

		385,527

Automobiles—0.35%
38,000	Ford Motor Co.	378,860
11,700	General Motors Corp. (1)	400,023

		778,883

Banks—6.55%
7,100	AmSouth Bancorp	186,872
80,400	Bank of America Corp.	3,459,612
15,800	Bank of New York Co., Inc.	483,006
10,800	BB&T Corp.	438,156
3,400	Comerica, Inc.	205,666
2,900	Compass Bancshares, Inc.	135,749
10,600	Fifth Third Bancorp	438,946
5,800	Golden West Financial Corp.	353,742
4,600	Huntington Bancshares, Inc.	110,354
8,200	KeyCorp	271,584
2,000	M&T Bank Corp.	213,240
4,200	Marshall & Ilsley Corp.	183,834
8,700	Mellon Financial Corp.	282,315
12,000	National City Corp.	439,560
4,400	Northern Trust Corp.	219,296
10,050	North Fork Bancorp, Inc.	276,274
5,800	PNC Financial Services Group	326,134
9,300	Regions Financial Corp.	304,296
7,700	Sovereign Bancorp, Inc.	179,564
6,800	SunTrust Banks, Inc.	477,904
7,000	Synovus Financial Corp.	201,390
36,700	U.S. Bancorp, Inc.	1,072,374
31,519	Wachovia Corp.	1,563,973
17,400	Washington Mutual, Inc.	723,492
33,600	Wells Fargo & Co.	2,003,232
1,900	Zions Bancorp	132,734

		14,683,299

Number of
Shares		Value ($)

Beverages—2.26%
15,500	Anheuser-Busch Cos., Inc.	686,805
2,000	Brown-Forman Corp., Class B	113,260
45,000	Coca-Cola Co.	1,980,000
6,600	Coca-Cola Enterprises, Inc.	147,510
3,300	Constellation Brands, Inc., Class A*	90,816
1,500	Molson Coors Brewing Co., Class B	96,165
3,700	Pepsi Bottling Group, Inc.	109,076
33,700	PepsiCo, Inc.	1,848,445

		5,072,077

Biotechnology—1.46%
24,800	Amgen, Inc.*	1,981,520
6,800	Biogen Idec, Inc.*	286,620
3,300	Chiron Corp.*	120,252
5,000	Genzyme Corp.*	355,850
8,700	Gilead Sciences, Inc.*	374,100
5,500	Medimmune, Inc.*	164,615

		3,282,957

Building Products—0.20%
3,600	American Standard Cos., Inc.	164,160
8,900	Masco Corp. (1)	273,052

		437,212

Chemicals—1.49%
4,800	Air Products & Chemicals, Inc.	265,920
19,400	Dow Chemical Co.	838,080
1,600	Eastman Chemical Co.	76,752
5,200	Ecolab, Inc.	171,600
20,300	E.I. du Pont de Nemours & Co.	803,271
1,700	International Flavors & Fragrances, Inc.	61,370
5,400	Monsanto Co.	344,736
3,600	PPG Industries, Inc.	226,728
6,700	Praxair, Inc.	323,610
4,000	Rohm & Haas Co.	173,640
1,000	Sigma-Aldrich Corp.	62,400

		3,348,107

Commercial Services & Supplies—1.66%
6,700	Allied Waste Industries, Inc.*	53,466
3,100	Apollo Group, Inc., Class A*	243,846
11,400	Automatic Data Processing, Inc.	487,350
2,100	Avery Dennison Corp.	112,224
21,500	Cendant Corp.	437,310
3,300	Cintas Corp.	136,125
4,400	Donnelley, R. R. & Sons Co.	164,384
3,100	Equifax, Inc.	102,424
15,600	First Data Corp.	648,180
3,800	Fiserv, Inc.* (1)	170,506
6,400	H&R Block, Inc.	172,480
2,700	Monster Worldwide, Inc.*	84,348
7,500	Paychex, Inc.	255,975
4,400	Pitney Bowes, Inc.	190,300
2,900	Robert Half International, Inc.	97,672
3,100	Sabre Holdings Corp.	59,458
11,200	Waste Management, Inc.	307,216

		3,723,264

Communications Equipment—2.70%
2,685	ADC Telecommunications, Inc.*	56,224
3,700	Andrew Corp.*	42,661
9,800	Avaya, Inc.* (1)	99,960
13,900	CIENA Corp.*	31,275
128,000	Cisco Systems, Inc.*	2,255,360
4,400	Comverse Technology, Inc.*	113,432
28,000	Corning, Inc.*	558,880

Number of
Shares		Value ($)

32,000	JDS Uniphase Corp.*	50,880
86,600	Lucent Technologies, Inc.*	266,728
48,600	Motorola, Inc.	1,063,368
32,800	Qualcomm, Inc.	1,302,488
3,300	Scientific-Atlanta, Inc.	126,258
10,200	Tellabs, Inc.*	90,678

		6,058,192

Computers & Peripherals—3.59%
16,300	Apple Computer, Inc.*	764,959
48,400	Dell, Inc.*	1,723,040
47,600	EMC Corp.*	612,136
7,900	Gateway, Inc.*	24,016
58,000	Hewlett-Packard Co.	1,610,080
32,300	International Business Machines Corp.	2,604,026
2,500	Lexmark International, Inc.*	157,450
4,000	NCR Corp.*	136,880
6,900	Network Appliance, Inc.*	163,806
66,500	Sun Microsystems, Inc.*	252,700

		8,049,093

Construction & Engineering—0.05%
1,900	Fluor Corp.	117,629

Construction Materials—0.07%
2,100	Vulcan Materials Co.	150,885

Containers & Packaging—0.12%
2,600	Ball Corp.	97,526
1,900	Sealed Air Corp.*	96,425
2,200	Temple-Inland, Inc.	84,678

		278,629

Diversified Financials—8.10%
23,600	American Express Co.	1,303,664
2,200	Bear Stearns Cos., Inc.	221,100
4,900	Capital One Financial Corp.	402,976
22,900	Charles Schwab Corp.	309,837
4,600	CIT Group, Inc.	208,288
104,100	Citigroup, Inc.	4,556,457
11,600	Countrywide Financial Corp.	391,964
8,200	E*TRADE Financial Corp.*	131,200
13,800	Federal Home Loan Mortgage Corp.	833,244
19,200	Federal National Mortgage Association	979,968
4,100	Franklin Resources, Inc.	329,804
8,900	Goldman Sachs Group, Inc.	989,502
5,500	Janus Capital Group, Inc.	77,715
70,700	J.P. Morgan Chase & Co.	2,396,023
5,600	Lehman Brothers Holdings, Inc.	591,696
25,400	MBNA Corp.	640,080
18,900	Merrill Lynch & Co., Inc.	1,080,324
5,800	Moody’s Corp.	284,838
22,100	Morgan Stanley & Co., Inc.	1,124,227
6,000	Principal Financial Group, Inc.	274,800
6,500	Providian Financial Corp.*	120,900
8,300	SLM Corp.	412,925
6,800	State Street Corp. (1)	328,644
2,500	T. Rowe Price Group, Inc.	157,500

		18,147,676

Diversified Telecommunication Services—3.11%
7,200	ALLTEL Corp.	446,328
16,000	AT&T Corp.	314,880
36,600	BellSouth Corp.	962,214
3,100	CenturyTel, Inc.	111,290
7,600	Citizens Communications Co.	103,664
37,400	Qwest Communications International, Inc.*	145,860
65,600	SBC Communications, Inc.	1,579,648
58,199	Sprint Corp.	1,509,101
55,300	Verizon Communications	1,808,863

		6,981,848

Number of
Shares		Value ($)

Electric Utilities—2.83%
3,300	Allegheny Energy, Inc.*	99,528
4,300	Ameren Corp.	236,199
8,100	American Electric Power Co., Inc.	301,158
4,200	Cinergy Corp.	184,968
4,800	Consolidated Edison, Inc. (1)	225,168
3,600	Constellation Energy Group, Inc.	211,500
7,100	Dominion Resources, Inc.	543,008
4,000	DTE Energy Co.	183,080
7,100	Edison International, Inc.	319,713
4,300	Entergy Corp.	322,113
13,600	Exelon Corp.	732,904
6,600	FirstEnergy Corp.	336,798
7,600	FPL Group, Inc.	327,484
7,500	PG&E Corp.	281,400
1,600	Pinnacle West Capital Corp.	71,888
8,400	PPL Corp.	268,464
5,900	Progress Energy, Inc. (2)	222,309
4,800	Public Service Enterprise Group, Inc.	309,840
15,200	Southern Co.	522,880
5,100	TXU Corp.	494,802
8,100	Xcel Energy, Inc.	155,844

		6,351,048

Electrical Equipment—0.49%
4,100	American Power Conversion Corp.	107,297
2,000	Cooper Industries Ltd., Class A	132,880
8,400	Emerson Electric Co.	565,152
3,900	Molex, Inc.	104,364
3,600	Rockwell Automation, Inc.	187,344

		1,097,037

Electronic Equipment & Instruments—0.40%
8,300	Agilent Technologies, Inc.*	266,928
3,400	Jabil Circuit, Inc.*	100,096
3,000	PerkinElmer, Inc.	62,100
11,600	Sanmina-SCI Corp.*	58,812
21,100	Solectron Corp.*	86,510
5,400	Symbol Technologies, Inc.	49,572
2,000	Tektronix, Inc.	50,540
3,500	Thermo Electron Corp.*	97,650
2,600	Waters Corp.*	118,222

		890,430

Energy Equipment & Services—1.56%
6,900	Baker Hughes, Inc.	405,375
3,600	BJ Services Co.	227,088
9,500	Halliburton Co.	588,715
3,000	Nabors Industries, Inc.*	201,000
3,300	National-Oilwell Varco, Inc.*	211,893
3,100	Noble Corp.	221,030
1,400	Rowan Cos., Inc.	52,080
11,900	Schlumberger Ltd.	1,026,137
6,500	Transocean Sedco Forex, Inc.*	383,760
2,600	Weatherford International Ltd.*	176,046

		3,493,124

Number of
Shares		Value ($)

Food & Drug Retailing—1.16%
7,900	Albertson’s, Inc.	159,027
16,200	CVS Corp.	475,794
14,400	Kroger Co.*	284,256
8,700	Safeway, Inc.	206,451
3,000	SUPERVALU, Inc. (1)	104,400
12,900	Sysco Corp.	430,602
20,200	Walgreen Co.	935,866

		2,596,396

Food Products—1.19%
12,900	Archer-Daniels-Midland Co. (1)	290,379
6,400	Campbell Soup Co.	188,160
10,400	ConAgra Foods, Inc.	237,432
7,400	General Mills, Inc.	341,288
7,000	Heinz, H.J. & Co.	251,440
4,400	Hershey Foods Corp.	259,996
7,000	Kellogg Co.	317,310
3,100	McCormick & Co., Inc.	105,121
16,000	Sara Lee Corp.	304,000
4,900	Tyson Foods, Inc., Class A	87,122
3,900	Wm. Wrigley Jr. Co.	277,095

		2,659,343

Gas Utilities—0.31%
3,800	KeySpan Corp.	145,046
2,100	Kinder Morgan, Inc.	200,487
6,200	NiSource, Inc.	149,668
4,600	Sempra Energy	206,172

		701,373

Health Care Equipment & Supplies—2.16%
4,600	Applera Corp. - Applied Biosystems Group	98,900
1,200	Bausch & Lomb, Inc.	90,948
12,500	Baxter International, Inc.	504,125
5,000	Becton, Dickinson and Co.	263,150
4,800	Biomet, Inc.	177,072
15,100	Boston Scientific Corp.*	405,888
2,000	C.R. Bard, Inc.	128,660
2,500	Fisher Scientific International, Inc.*	161,200
6,500	Guidant Corp.	459,160
24,100	Medtronic, Inc.	1,373,700
800	Millipore Corp.*	51,160
7,100	St. Jude Medical, Inc.*	325,890
7,500	Stryker Corp.	409,125
4,900	Zimmer Holdings, Inc.*	402,633

		4,851,611

Health Care Providers & Services—2.65%
5,800	Aetna, Inc.	462,086
2,000	AmerisourceBergen Corp.	149,340
8,700	Cardinal Health, Inc.	518,607
9,200	Caremark Rx, Inc.*	429,916
2,600	CIGNA Corp.	299,832
1,500	Coventry Health Care, Inc.*	120,000
3,400	Express Scripts, Inc.*	196,724
8,600	HCA, Inc.	423,980
5,400	Health Management Associates, Inc., Class A (1)	131,328
2,900	Humana, Inc.*	139,664
4,200	IMS Health, Inc.	114,240
2,600	Laboratory Corp. of America Holdings*	128,232
1,200	Manor Care, Inc.	47,364
5,800	McKesson Corp.	270,686
3,600	Quest Diagnostics, Inc.	179,928
10,800	Tenet Healthcare Corp.*	131,544
25,200	UnitedHealth Group, Inc.	1,297,800
12,200	WellPoint, Inc.*	905,850

		5,947,121

Number of
Shares		Value ($)

Hotels, Restaurants & Leisure—1.49%
10,500	Carnival Corp.	518,070
2,800	Darden Restaurants, Inc.	87,948
3,800	Harrah’s Entertainment, Inc.	264,328
7,600	Hilton Hotels Corp.	176,092
6,600	International Game Technology	182,952
4,200	Marriott International, Inc., Class A	265,482
25,000	McDonald’s Corp.	811,250
8,100	Starbucks Corp.*	397,224
4,100	Starwood Hotels & Resorts Worldwide, Inc., Class B	239,030
2,600	Wendy’s International, Inc.	122,564
5,600	Yum! Brands, Inc.	265,328

		3,330,268

Household Durables—0.61%
1	Acco Brands Corp.*	14
1,800	Black & Decker Corp.	153,540
2,300	Centex Corp.	155,825
4,600	D.R. Horton, Inc.	169,832
2,900	Fortune Brands, Inc.	252,242
1,700	KB HOME	126,072
3,700	Leggett & Platt, Inc.	89,577
5,500	Newell Rubbermaid, Inc. (1)	128,865
2,300	Pulte Homes, Inc.	198,260
1,300	Whirlpool Corp.	98,865

		1,373,092

Household Products—1.82%
3,100	Clorox Co.	178,467
10,500	Colgate-Palmolive Co.	551,250
9,700	Kimberly Clark Corp.	604,504
49,600	Procter & Gamble Co.	2,751,808

		4,086,029

Industrial Conglomerates—4.35%
15,500	3M Co.	1,102,825
212,000	General Electric Co.	7,125,320
2,300	Reynolds American Inc.	193,062
2,800	Textron, Inc.	199,640
40,200	Tyco International Ltd.	1,118,766

		9,739,613

Insurance—4.38%
5,600	ACE Ltd.	248,696
10,100	AFLAC, Inc.	436,522
13,200	Allstate Corp.	741,972
2,300	Ambac Financial Group, Inc.	157,734
52,000	American International Group, Inc.	3,078,400
5,900	AON Corp.	176,528
3,800	Chubb Corp. (1)	330,448
3,465	Cincinnati Financial Corp.	141,996
5,900	Hartford Financial Services Group, Inc.	430,995
2,500	Jefferson-Pilot Corp.	124,325
3,800	Lincoln National Corp.	188,442
3,100	Loews Corp.	271,839
10,600	Marsh & McLennan Cos., Inc.	297,330
2,700	MBIA, Inc.	156,519

Number of
Shares		Value ($)

15,000	Metlife, Inc.	734,700
1,800	MGIC Investment Corp.	112,374
4,000	Progressive Corp.	385,640
10,300	Prudential Financial, Inc.	663,011
2,800	SAFECO Corp.	145,992
13,700	St. Paul Cos., Inc.	589,237
1,900	Torchmark Corp.	100,206
5,500	UnumProvident Corp.	106,260
2,700	XL Capital Ltd., Class A (1)	187,650

		9,806,816

Internet & Catalog Retail—0.44%
24,400	eBay, Inc.*	987,956

Internet Software & Services—0.40%
26,600	Yahoo!, Inc.*	886,844

IT Consulting & Services—0.25%
2,400	Affiliated Computer Services, Inc.*	124,680
3,600	Computer Sciences Corp.* (1)	160,380
10,000	Electronic Data Systems Corp.	224,000
7,700	Unisys Corp.*	51,205

		560,265

Leisure Equipment & Products—0.33%
2,200	Brunswick Corp.	96,800
6,200	Eastman Kodak Co.	151,094
5,900	Harley-Davidson, Inc.	290,634
3,100	Hasbro, Inc.	64,170
8,100	Mattel, Inc.	146,043

		748,741

Machinery—1.50%
14,000	Caterpillar, Inc.	776,860
800	Cummins, Inc.	69,176
5,500	Danaher Corp.	294,580
5,000	Deere & Co.	326,900
4,000	Dover Corp.	162,800
3,100	Eaton Corp.	198,152
5,600	Illinois Tool Works, Inc.	471,968
3,400	Ingersoll Rand Co., Class A	270,708
2,000	ITT Industries, Inc.	218,240
1,800	Navistar International Corp.*	57,528
3,800	PACCAR, Inc.	266,304
3,200	Pall Corp.	91,520
2,400	Parker-Hannifin Corp.	154,656

		3,359,392

Media—3.66%
10,200	Clear Channel Communications, Inc.	339,660
44,700	Comcast Corp., Class A*	1,374,525
5,000	Gannett Co., Inc.	363,600
9,400	Interpublic Group Cos., Inc.*	114,022
1,700	Knight-Ridder, Inc.	108,936
7,800	McGraw-Hill Cos., Inc.	376,116
3,100	New York Times Co., Class A	98,983
56,300	News Corp., Class A	912,623
3,700	Omnicom Group, Inc. (1)	297,628
92,700	Time Warner, Inc.*	1,661,184
6,600	Tribune Co.	247,962
5,900	Univision Communications, Inc., Class A*	158,710
32,700	Viacom, Inc., Class B	1,111,473
41,300	Walt Disney Co.	1,040,347

		8,205,769

Number of
Shares		Value ($)

Metals & Mining—0.68%
17,200	Alcoa, Inc.	460,788
2,200	Allegheny Technologies, Inc.	60,764
3,400	Freeport-McMoRan Copper & Gold, Inc., Class B	143,378
8,900	Newmont Mining Corp.	352,262
3,500	Nucor Corp.	197,680
2,000	Phelps Dodge Corp.	215,060
2,500	United States Steel Corp.	104,800

		1,534,732

Multi-Line Retail—2.66%
9,500	Costco Wholesale Corp.	412,680
6,000	Dollar General Corp.	114,360
3,900	Family Dollar Stores, Inc.	77,532
5,207	Federated Department Stores, Inc.	359,158
5,300	J.C. Penney Co., Inc. (Holding Co.)	257,739
6,500	Kohl’s Corp.*	340,925
5,200	Nordstrom, Inc.	174,616
1,758	Sears Holdings Corp.*	238,842
18,000	Target Corp.	967,500
67,300	Wal-Mart Stores, Inc.	3,025,808

		5,969,160

Multi-Utilities—0.50%
12,800	AES Corp.*	201,472
12,600	Calpine Corp.* (1)	38,682
6,000	Centerpoint Energy, Inc.	85,260
19,000	Duke Energy Corp.	550,810
10,900	Williams Cos., Inc.	244,596

		1,120,820

Office Electronics—0.11%
18,900	Xerox Corp.*	253,449

Oil & Gas—7.87%
1,800	Amerada Hess Corp. (1)	228,780
4,700	Anadarko Petroleum Corp.	427,089
6,600	Apache Corp. (1)	472,692
1,400	Ashland, Inc.	85,106
7,900	Burlington Resources, Inc.	582,941
45,263	ChevronTexaco Corp.	2,779,175
27,800	ConocoPhillips, Inc.	1,833,132
9,500	Devon Energy Corp.	577,315
12,600	El Paso Corp.	146,160
4,700	EOG Resources, Inc.	300,001
127,400	Exxon Mobil Corp.	7,631,260
2,323	Kerr-McGee Corp.	204,494
7,230	Marathon Oil Corp.	464,961
3,400	Murphy Oil Corp.	185,810
8,100	Occidental Petroleum Corp.	672,543
2,800	Sunoco, Inc.	203,560
5,100	Valero Energy Corp.	543,150
7,333	XTO Energy, Inc.	291,853

		17,630,022

Paper & Forest Products—0.45%
5,700	Georgia-Pacific Corp.	182,913
9,900	International Paper Co.	305,415
2,500	Louisiana-Pacific Corp.	63,225
4,800	MeadWestvaco Corp.	139,056
4,900	Weyerhaeuser Co.	318,598

		1,009,207

Number of
Shares		Value ($)

Personal Products—0.66%
1,800	Alberto-Culver Co., Class B	77,310
9,600	Avon Products, Inc.	315,072
20,000	Gillette Co.	1,077,400

		1,469,782

Pharmaceuticals—6.89%
30,800	Abbott Laboratories	1,390,004
2,600	Allergan, Inc.	239,330
39,100	Bristol-Myers Squibb Co.	956,777
22,700	Eli Lilly & Co.	1,248,954
6,800	Forest Laboratories, Inc.*	301,920
3,400	Hospira, Inc.*	135,456
59,300	Johnson & Johnson	3,759,027
5,500	King Pharmaceuticals, Inc.*	80,850
5,400	Medco Health Solutions, Inc.*	266,058
43,800	Merck & Co., Inc.	1,236,474
5,900	Mylan Laboratories, Inc.	108,501
148,700	Pfizer, Inc.	3,787,389
29,200	Schering-Plough Corp.	625,172
2,500	Watson Pharmaceuticals, Inc.*	86,200
26,600	Wyeth	1,218,014

		15,440,126

Real Estate—0.74%
4,000	Archstone-Smith Trust	161,200
8,500	Equity Office Properties Trust	283,050
6,600	Equity Residential Properties Trust	249,282
4,200	Plum Creek Timber Co., Inc.	154,350
3,700	ProLogis	160,987
1,700	Public Storage, Inc.	114,784
4,500	Simon Property Group, Inc.	342,315
2,200	Vornado Realty Trust	189,244

		1,655,212

Road & Rail—0.55%
7,900	Burlington Northern Santa Fe, Inc.	418,858
4,200	CSX Corp.	184,506
7,900	Norfolk Southern Corp.	281,319
5,200	Union Pacific Corp.	355,004

		1,239,687

Semiconductor Equipment & Products—3.40%
8,300	Advanced Micro Devices, Inc.* (1)	172,391
7,100	Altera Corp.*	155,277
7,500	Analog Devices, Inc.	273,375
33,300	Applied Materials, Inc.	609,723
6,200	Broadcom Corp., Class A*	269,700
8,486	Freescale Semiconductor, Inc., Class B*	204,343
123,000	Intel Corp.	3,163,560
4,200	KLA-Tencor Corp.	213,192
6,000	Linear Technology Corp.	227,580
9,100	LSI Logic Corp.*	87,724
6,400	Maxim Integrated Products, Inc.	272,960
13,300	Micron Technology, Inc.*	158,403
6,700	National Semiconductor Corp.	167,031
3,200	Novellus Systems, Inc.*	85,792
3,600	NVIDIA Corp.*	110,448
4,200	PMC-Sierra, Inc.*	35,616
2,100	QLogic Corp.*	72,576
4,400	Teradyne, Inc.*	73,920
32,800	Texas Instruments, Inc.	1,071,904
6,700	Xilinx, Inc.	188,203

		7,613,718

Number of
Shares		Value ($)

Software—3.96%
9,600	Adobe Systems, Inc.	259,584
4,900	Autodesk, Inc.	211,680
4,900	BMC Software, Inc.*	98,000
3,700	Citrix Systems, Inc.*	88,060
10,700	Computer Associates International, Inc.	288,472
8,700	Compuware Corp.*	78,822
6,100	Electronic Arts, Inc.*	349,408
3,600	Intuit, Inc.*	165,024
1,900	Mercury Interactive Corp.*	69,673
201,200	Microsoft Corp.	5,512,880
8,500	Novell, Inc.*	55,930
87,800	Oracle Corp.*	1,138,766
11,400	Siebel Systems, Inc.	94,050
22,606	Symantec Corp.*	474,274

		8,884,623

Specialty Retail—2.35%
4,500	AutoNation, Inc.*	93,645
1,400	AutoZone, Inc.*	132,300
5,900	Bed, Bath & Beyond, Inc.*	239,245
9,000	Best Buy Co., Inc.	428,940
4,400	Circuit City Stores-Circuit City Group	74,316
15,500	Gap, Inc.	294,655
43,000	Home Depot, Inc.	1,733,760
7,600	Limited Brands	167,048
15,600	Lowe’s Cos., Inc.	1,003,236
6,900	Office Depot, Inc.*	207,000
1,400	OfficeMax, Inc.	41,370
3,500	RadioShack Corp.	87,710
2,600	Sherwin-Williams Co.	120,536
15,000	Staples, Inc.	329,400
3,300	Tiffany & Co.	123,486
9,400	TJX Cos., Inc.	196,554

		5,273,201

Textiles & Apparel—0.41%
7,400	Coach, Inc.*	245,606
3,000	Jones Apparel Group, Inc.	84,540
2,500	Liz Claiborne, Inc.	102,575
4,700	Nike, Inc., Class B	370,877
2,100	V. F. Corp.	124,551

		928,149

Tobacco—1.37%
41,600	Altria Group, Inc.	2,941,120
3,200	UST, Inc.	136,192

		3,077,312

Trading Companies & Distributors—0.13%
3,700	Genuine Parts Co.	169,534
1,800	W.W. Grainger, Inc.	115,776

		285,310

Total Common Stocks (cost—$188,821,622)		223,883,570

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Short-Term U.S. Government Obligation—0.07%
150	U.S. Treasury Bills†† (cost—$148,241)	01/05/06	3.350	@	148,241

Repurchase Agreement—0.09%
210	Repurchase Agreement dated 08/31/05 with State Street Bank & Trust Co., collateralized by $148,072 U.S. Treasury Bonds, 6.250% to 9.875% due 11/15/15 to 08/15/23 and $7,234 U.S. Treasury Notes, 4.125% due 08/15/10; (value—$214,203); proceeds: $210,019 (cost—$210,000)	09/01/05	3.200		210,000

Number of
shares
(000)

Investments of Cash Collateral from Securities Loaned—1.37%
Money Market Funds†—0.47%
1	AIM Liquid Assets Money Market Portfolio		3.454		581
2	AIM Prime Money Market Portfolio		3.456		2,036
381	Barclays Prime Money Market Fund		3.441		381,471
2	Dreyfus Institutional Cash Advantage Fund		3.428		2,243
670	UBS Private Money Market Fund LLC**		3.403		670,086

Total Money Market Funds (cost—$1,056,417)					1,056,417

Principal
Amount
(000) ($)

Repurchase Agreement—0.90%
2,003	Repurchase Agreement dated 08/31/05 with Deutsche Bank Securities, Inc., collateralized by $2,020,000 Federal Home Loan Mortgage Corp. obligations, 4.300% due 05/05/08 (value—$2,043,403); proceeds: $2,003,120 (cost—$2,002,921)	09/01/05	3.570		2,002,921

Total Investments of Cash Collateral from Securities Loaned (cost—$3,059,338)					3,059,338

Total Investments (cost—$192,239,201) (3) (4) (5)—101.40%					227,301,149
Liabilities in excess of other assets—(1.40)%					(3,133,450)

Net Assets—100.00%					224,167,699

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at August 31, 2005.
(2)	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of directors.
(3)	Includes $2,964,484 of investments in securities on loan, at value.
(4)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2005 were $44,313,626 and $9,251,678, respectively, resulting in net unrealized appreciation of investments of $35,061,948.
(5)	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
†	Interest rates shown reflect yield at August 31, 2005.
††	Entire amount pledged as collateral for futures transactions.
@	Interest rate shown is the discount rate at date of purchase.
**	The table below details the Fund’s transaction activity in affiliated issuers for the three months ended August 31, 2005.

Security Description	Value at 05/31/05 ($)	Purchases During the Three Months Ended 08/31/05 ($)	Sales During the Three Months Ended 08/31/05 ($)	Value at 08/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 08/31/05 ($)

UBS Private Money Market Fund LLC	1,590,001	3,816,988	4,736,903	670,086	2,201

Futures Contracts

Number of Contracts	Contracts to Deliver	In Exchange For ($)	Expiration Date	Unrealized Appreciation ($)

1	S&P 500 Index Futures	304,500	September 2005	845

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2005.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	October 28, 2005

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	October 28, 2005